UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013
                                              ----------------------

Check here if Amendment [X]; Amendment Number: 1
    This Amendment (Check only one.): [X] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:  Andreeff Equity Advisors, L.L.C.
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       140 East St. Lucia Lane
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       Santa Rosa Beach, FL 32459
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       --------------------------------------
       --------------------------------------

Form 13F File Number:  28-   11306
                             ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dane Andreeff
          ----------------------
Title:     Managing Member
          ----------------------
Phone:     (850) 622-3353
          ----------------------

Signature, Place, and Date of Signing:

/s/ Dane Andreeff        Santa Rosa Beach, FL      May 17, 2013
-------------------      --------------------   ------------------
     [Signature]            [City, State]              [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None


                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0
                                             ----------------
Form 13F Information Table Entry Total:             29
                                             ----------------

Form 13F Information Table Value Total:           50,119
                                             ----------------
                                               (x thousand)


List of Other Included Managers:  NONE

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COLUMN 1              COLUMN 2        COLUMN 3      COLUMN 4     COLUMN 5              COLUMN 6     COLUMN 7         COULMN 8
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                                                             SHRS OR                  INVESTMENT     OTHER        VOTING AUTHORITY
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NAME OF ISSUER    TITLE OF CLASS       CUSIP         VALUE   PRN AMT SH/PRN PUT/CALL  DISCRETION    MANAGERS    SOLE   SHARED   NONE
                                                   (x $1000)
------------------------------------------------------------------------------------------------------------------------------------
A H BELO CORP     COM CL A           001282102       723    123,727  SH               Sole                   123,727
ACTIVE POWER INC  COM NEW            00504W308       230     50,000  SH               Sole                    50,000
ALLIED NEVADA
 GOLD CORP        COM                019344100     3,502    212,732  SH               Sole                   212,732
AURICO GOLD INC   COM                05155C105     3,980    632,695  SH               Sole                   632,695
AURIZON MINES
 LTD              COM                05155P106       485    109,904  SH               Sole                   109,904
BARRICK GOLD CORP CALL               067901908        93      1,000  SH     CALL      Sole                     1,000
CADENCE
 PHARMACEUTICALS
 INC              COM                12738T100        77     11,500  SH               Sole                    11,500
CAMECO CORP       COM                13321L108     1,798     86,534  SH               Sole                    86,534
CHEROKEE INC
 DEL NEW          COM                16444H102       829     60,521  SH               Sole                    60,521
DENISON MINES
 CORP             COM                248356107     5,294  3,873,700  SH               Sole                 3,873,700
FRANCO NEVADA
 CORP             COM                351858105       701     15,370  SH               Sole                    15,370
GOLDCORP INC NEW  COM                380956409     3,363    100,000  SH               Sole                   100,000
HECLA MNG CO      CALL               422704906        12      2,000  SH     CALL      Sole                     2,000
KINDER MORGAN
 INC DEL          *W EXP 05/25/201   49456B119       771    150,000  SH               Sole                   150,000
MAG SILVER CORP   COM                55903Q104     5,010    528,682  SH               Sole                   528,682
NEW GOLD INC CDA  COM                644535106     2,503    275,000  SH               Sole                   275,000
NEWMONT MINING
 CORP             COM                651639106     1,047     25,000  SH               Sole                    25,000
NEWMONT MINING
 CORP             CALL               651639906        85      1,700  SH     CALL      Sole                     1,700
OMEGA HEALTHCARE
 INVS INC         COM                681936100     1,487     48,965  SH               Sole                    48,965
PAN AMERICAN
 SILVER CORP      COM                697900108     3,774    230,411  SH               Sole                   230,411
POINTS INTL LTD   COM NEW            730843208     4,187    262,828  SH               Sole                   262,828
QUATERRA RES INC  COM                747952109       834  4,041,125  SH               Sole                 4,041,125
STONE ENERGY
 CORP             COM                861642106     1,278     58,771  SH               Sole                    58,771
UR ENERGY INC     COM                91688R108       309    318,756  SH               Sole                   318,756
URANERZ ENERGY
 CORP             COM                91688T104       369    290,519  SH               Sole                   290,519
URANIUM RES INC   COM PAR $0.001NEW  916901606       730    281,913  SH               Sole                   281,913
VISTA GOLD CORP   COM NEW            927926303     2,994  1,386,026  SH               Sole                 1,386,026
YAMANA GOLD INC   COM                98462Y100     2,865    186,620  SH               Sole                   186,620
VMWARE INC        CL A COM           928563402       789     10,000  SH               Sole                    10,000